Financial risk management and fair values - Exposure to currency risk (Details) - Currency risk - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
United States Dollars
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	¥ 404,982	¥ 434,204	¥ 477,710
United States Dollars | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	141,973	61,922	54,944
United States Dollars | Cash and cash equivalents member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	309,966	455,032	486,139
United States Dollars | Term deposits
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	35,712	344	336
United States Dollars | Trade and other payables member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	(82,669)	(83,094)	(63,576)
United States Dollars | Loans and borrowings
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities			(133)
Euros
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	32,361	2,013	3,628
Euros | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	20		5,021
Euros | Cash and cash equivalents member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	37,492	6,677	7,516
Euros | Trade and other payables member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	(5,151)	(4,664)	(8,909)
Hong Kong Dollars
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	20,281	(8,850)	(6,512)
Hong Kong Dollars | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	23,814
Hong Kong Dollars | Cash and cash equivalents member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	7,868	5,100	2,852
Hong Kong Dollars | Trade and other payables member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	(11,401)	(13,950)	(9,364)
Renminbi
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	2,248	2,429	2,094
Renminbi | Cash and cash equivalents member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	3,068	2,429	2,094
Renminbi | Trade and other payables member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	(820)
Other currencies
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	2,978	3	2
Other currencies | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	3,889
Other currencies | Cash and cash equivalents member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	19	¥ 3	¥ 2
Other currencies | Trade and other payables member
Disclosure of nature and extent of risks arising from financial instruments
Net exposure arising from recognized assets and liabilities	¥ (930)